EA Series Trust
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

February 2, 2026

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:
EA Series Trust (the “Trust”)
File Nos. 333-195493; 811-22961
Alpha Architect U.S. Quantitative Value ETF (S000046016)
Alpha Architect International Quantitative Value ETF (S000046017)
Alpha Architect U.S. Quantitative Momentum ETF (S000046018)
Alpha Architect International Quantitative Momentum ETF (S000046019)
Alpha Architect Global Factor Equity ETF (S000057372)
Alpha Architect High Inflation and Deflation ETF (S000077708) Alpha Architect US Equity ETF (S000088650) Alpha Architect Global Equity ETF (S000088651)
Alpha Architect Tail Risk ETF (S000077908) Alpha Architect 1-3 Year Box ETF (S000088652) Alpha Architect Intermediate-Term Treasury Bond ETF (S000088653) Alpha Architect Long-Term Treasury Bond ETF (S000088654) Alpha Architect Aggregate Bond ETF (S000088655) Alpha Architect Inflation-Protected Securities ETF (S000088656) Alpha Architect Real Estate ETF (S000088657) Alpha Architect 1-3 Month Box ETF (S000077497)
(each, a “Fund,” and together, the “Funds”)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the above referenced series, hereby certifies that the form of Prospectus and Statement of Additional Informations that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 1, 2026, and filed electronically as Post-Effective Amendment No. 578 to the Trust’s Registration Statement on January 28, 2026.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (617) 290-8738.
Sincerely,
/s/ Michael Barolsky
Michael Barolsky
Vice President